Advances to Honesty Group and suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Advances To Honesty Group And Suppliers [Abstract]
Schedule of Advances to Honesty Group and Suppliers
	2012	2011

Advances to Honesty Group	$9,408	$-
Advances to suppliers	19,103	4,609
Advances to Honesty Group and suppliers	$28,511	$4,609